Inventories - Summary of Provision Recorded for Adjustment to Realizable Value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Inventory Provision Recorded for Adjustments to Realizable Value [line items]
Beginning balance	$ 17.2
Ending balance	7.7	$ 17.2
Aircraft [member]
Reconciliation of Inventory Provision Recorded for Adjustments to Realizable Value [line items]
Beginning balance	(17.2)	(19.9)	$ (25.4)
Additions	(8.8)	(8.2)	(14.0)
Disposals	18.3	10.9	19.5
Ending balance	$ (7.7)	$ (17.2)	$ (19.9)